Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income
Dividends and interest	$ 35,048,676	$ 41,462,000
Net appreciation/(depreciation) in fair value of investments	1,728,186,691	1,339,414,229
Total investment income	1,763,235,367	1,380,876,229
Interest income on notes receivables from participants	5,752,675	5,361,120
Contributions
Participant	220,545,875	230,236,952
Employer	200,108,934	210,061,968
Rollover/other	54,432,860	34,155,503
Total contributions	475,087,669	474,454,423
Total additions	2,244,075,711	1,860,691,772
Deductions:
Participant distributions and withdrawals	1,306,805,269	1,059,452,244
Administrative expenses	7,186,349	7,367,776
Total deductions	1,313,991,618	1,066,820,020
Net increase/(decrease)	930,084,093	793,871,752
Beginning of year	11,510,139,934	10,716,268,182
End of year	$ 12,440,224,027	$ 11,510,139,934